COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES

Assets Pledged

(in millions of $)	2025	2024
Vessels, rigs and equipment, net	2,820	3,462
Investments in sales-type leases	—	35
Book value of consolidated assets pledged under mortgages	2,820	3,497

The Company has funded its acquisition of vessels, jack-up rig and ultra-deepwater drilling rig through a combination of equity, short-term debt and long-term debt. Providers of long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired. As of December 31, 2025, the Company had $2.6 billion of outstanding principal indebtedness under various credit facilities (December 31, 2024: $2.9 billion).

Other Contractual Commitments and Contingencies

The Company has arranged insurance for the legal liability risks for its shipping activities with mutual protection and indemnity associations, who are members of the International Group of P&I clubs. As a member of these mutual associations, the Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.

Capital commitments

As of December 31, 2025, the Company had commitments under shipbuilding contracts to construct five newbuilding dual-fuel 16,800 TEU container vessels, totaling to $848.1 million (December 31, 2024: $818.1 million). The vessels are expected to be delivered in 2028 and will immediately commence a 10-year time charter to a leading liner company. (Refer to Note 14: Capital Improvements in Progress and Newbuildings).

As of December 31, 2025, the Company has committed to pay $12.0 million towards the installation of optimization upgrades on three 9,500 TEU container vessels and one chemical tanker, with installations expected to take place in 2026 (December 31, 2024: $20.2 million on four 8,700 TEU container vessels and three 10,600 TEU container vessels).
Also as of December 31, 2025, the Company has committed to pay $12.9 million for capital upgrades on the drilling rig Hercules (December 31, 2024: $13.2 million). The installations are expected to take place in 2026.

There were no other material contractual commitments as of December 31, 2025.

Other contingencies

On March 5, 2023, SFL Hercules Ltd., a subsidiary of the Company, served Seadrill with a claim filed in the Oslo District Court in Norway, relating to the redelivery of the drilling rig, Hercules, in December 2022. The Company has made the claim because it believes that the rig was not redelivered in the condition required under the contract with Seadrill and the Company is therefore seeking damages. In February 2025, there was a ruling in Oslo District Court in favor of SFL’s rig-owning subsidiary where subsidiaries of Seadrill Ltd. (“Seadrill”) were ordered to pay an amount equivalent to a total of approximately $48 million in compensation, including late payment interest and legal cost, as a result of its breach of contract upon redelivering Hercules to SFL in 2022. Seadrill filed an appeal to the Oslo District Court on March 5, 2025.

There was also a related case concerning certain capital spares delivered by Seadrill to a subsidiary of SFL in connection with the SPS of Hercules in 2023 where the parties disagreed on the actual ownership and compensation of these spares, or the Capital Spares Case. In April 2025, the Company was fully acquitted and awarded legal costs in the Capital Spares Case in which Seadrill had pursued SFL for approximately $8.0 million. Seadrill has also appealed this ruling.

The Company is routinely party both as plaintiff and defendant to lawsuits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such lawsuits.

The Company has issued performance guarantees in the normal course of business in connection with certain vessel charter and rig arrangements. These guarantees relate to the Company’s obligations under the underlying agreements and may be triggered by claims arising thereunder. The maximum potential amount of future payments under these guarantees is not contractually limited and is dependent upon the nature and extent of claims, if any, under the related agreements. The Company has not recognized any contingent gains or losses arising from these guarantees, as management believes the likelihood of payment is remote.